UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      EILEEN M. SMILEY
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2005




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT MONEY MARKET FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2005



[LOGO OF USAA]
   USAA(R)

                                 USAA TAX EXEMPT
                                       MONEY MARKET Fund

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

                        S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
     SEPTEMBER 30, 2005                           USAA NATIONAL TAX-EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGER'S COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          6

FINANCIAL INFORMATION

   Portfolio of Investments                                                 10

   Notes to Portfolio of Investments                                        31

   Financial Statements                                                     32

   Notes to Financial Statements                                            35

EXPENSE EXAMPLE                                                             41

ADVISORY AGREEMENT                                                          43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                  . . . WE BELIEVE MONEY MARKET AND SHORT-TERM
[PHOTO OF CHRISTOPHER W. CLAUS]    BOND INVESTORS MAY LOOK FORWARD TO HIGHER
                                          YIELDS IN THE COMING MONTHS.

                                                       "

                                                                    October 2005
--------------------------------------------------------------------------------

          Over the years, your USAA fixed-income team has earned a reputation for repeatedly delivering "best-in-class" performance. Our portfolio managers have built their track record on a commitment to risk management, a disciplined approach to income accumulation, and strong fundamental credit analysis. In the months ahead, they will be particularly watchful for inflationary trends. Inflation is an important consideration for most fixed-income investors - specifically, whether inflation will increase, causing interest rates to spike and thereby eroding both purchasing power and investment principal.

          I believe that we will see an uptick in inflation, largely because of increased energy and commodity prices. Inflation control is a publicly stated goal of the Federal Reserve Board (the Fed), which is likely to use monetary policy (i.e., interest rates) as a tactic. However, unless inflation rises dramatically, the Fed is expected to maintain a measured approach, raising short-term interest rates in quarter-percent increments into early 2006.

          As a result, we believe money market and short-term bond investors may look forward to higher yields in the coming months. Even if inflation increases, we believe that short-term interest rates - and therefore, yields - could be higher than the inflation rate, which was not the case during much of the last two years when rates were at historically low levels.

          On the longer end of the yield curve, I believe that interest rates will drift upward, with the 10-year U.S. Treasury rate reaching a range of between 4.75% and 5.00%. Although a spike seems unlikely given the confidence of fixed-income investors that the Fed can control inflation, long-term investors may see a decline in the value of their holdings.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

          Remember, as interest rates rise, bond prices fall. However, lower bond prices in the near term could be somewhat offset by higher yields.

          In this environment, we continue to pursue a threefold strategy. First, we seek to generate high current income, which is important for long-term performance. Second, we seek to limit share price volatility by positioning the portfolio at advantageous points along the yield curve. Third, we focus on credit analysis to identify opportunities in the market and determine if they offer adequate reward for their given level of risk.

          In this environment, investors would be wise to be patient and let their money work for them. Furthermore, as yields rise, investors can make the most of the power of compounding by investing the income they receive from their investments.

          As always, your portfolio management team will continue working hard on your behalf. We remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. From all of us here at USAA Investment Management Company, thank you for your business and the opportunity to serve your investment needs.

          Sincerely,

          /S/ CHRISTOPHER W. CLAUS

          Christopher W. Claus
          President and Vice Chairman of the Board

          CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR
          (USAA). READ IT CAREFULLY BEFORE INVESTING.

          AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

          As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax. o Past performance is no guarantee of future results.

 . . . C O N T I N U E D
========================--------------------------------------------------------

[LOGO OF LIPPER FUND AWARDS]      FIVE USAA TAX-EXEMPT MUTUAL FUNDS AWARDED THE
        USA 2005                  2005 LIPPER FUND AWARD FOR CONSISTENT RETURN

I am pleased to announce that USAA's tax-exempt bond funds continue to be recognized for the consistency of their performance through all market cycles. Recently, the tax-exempt USAA New York Bond Fund and USAA Virginia Bond Fund were named "Best Fund for Consistent Return" in their respective categories for the five-year period ending December 31, 2004. Lipper, a leading global provider of mutual fund information and analysis, also named the tax-exempt USAA Long-Term Fund, USAA California Bond Fund, and USAA Florida Tax-Free Income Fund as "Best Fund for Consistent Return" in their respective categories for the 10-year period ended December 31, 2004.

Lipper presents these awards annually to the fund in each Lipper classification that achieved the highest consistent return scores. A fund's consistent return score evaluates its risk-adjusted returns, adjusted for volatility and the strength of the fund's performance relative to peers, for the overall time periods ended December 31, 2004. Consistent return is a quantitative metric that incorporates risk-adjusted return and the strength of the fund's performance trend.

This is the third year that Lipper Fund Awards have been presented to U.S.-based mutual fund winners. The awards are given to funds in 17 countries in Asia, Europe, and the United States.

The USAA funds were chosen among 99, 43, and 22 funds in the categories of General Municipal Debt Funds, California Municipal Debt Funds, and Florida Municipal Debt Funds, respectively, for the 10-year period and among 87 and 30 New York Municipal Debt Funds and Virginia Bond Funds, respectively, for the 5-year period. Lipper Fund Awards are not intended to predict future results and Lipper does not guarantee the accuracy of this information. A detailed explanation of the Consistent Return calculation methodology is available at www.lipperleaders.com. Lipper is a leading global provider of mutual fund research.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF TONY ERA]      TONY ERA
                         USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2005, TO SEPTEMBER 30, 2005?

                 The USAA Tax Exempt Money Market Fund performed well for the six-month period ending September 30, 2005. During that time, iMoneyNet, Inc. ranked the Fund 8 out of 127 tax-exempt money market funds. The Fund had a total return of 1.06%, and the average return for the category over the same period was 0.90%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 Short-term interest rates continued to rise during the period as the Federal Reserve Board (the Fed) increased the federal funds rate four times to 3.75%. Yields on one-year notes rose from 2.63% in April 2005, to 2.91% on September 30, 2005, according to the Bond Buyer One-Year Note Index. Inflationary concerns and potential responses by the Fed sustained market volatility. The long-term economic impact of Hurricane Katrina remained uncertain.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 In this period of rising short-term interest rates, we limited our purchases of longer-term securities to issues that offered a specific maturity target or level of yield. We sought flexibility,

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITION.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS: CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 investing a large percentage of the portfolio in variable-rate demand notes (VRDNs). Because VRDNs are sensitive to changes in interest rates, they benefit more from rising rates than fixed-rate securities. Not only do the VRDNs that the Fund currently holds reset daily or weekly, they give us the option to sell the bond back to the issuer at par value (100% of face value) with a notice of seven days or less.

WHAT IS THE OUTLOOK?

                 Based on the Fed's public statements about its intention to combat inflationary growth, we agree with the general market consensus that the Fed will continue to raise short-term rates. As rates increase, we plan to invest in securities with the potential to benefit from rising rates, thereby providing more tax-exempt income for our shareholders.

                 Thank you for your trust. As always, we will continue to work diligently on your behalf.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests in high-quality, tax-exempt securities with maturities of 397 days or less.

--------------------------------------------------------------------------------
                                              9/30/05               3/31/05
--------------------------------------------------------------------------------
Net Assets                                $1,879.6 Million      $1,886.9 Million
Net Asset Value Per Share                      $1.00                 $1.00

--------------------------------------------------------------------------------
                                              9/30/05               3/31/05
--------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity    29 Days               31 Days

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/05
--------------------------------------------------------------------------------

3/31/05 TO 9/30/05         1 YEAR       5 YEARS       10 YEARS      7-DAY YIELD
1.06%*                      1.75%        1.58%          2.50%          2.31%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                7-DAY YIELD COMPARISON

            [CHART OF 7-DAY YIELD COMPARISON]

                           USAA
                     TAX EXEMPT MONEY
                       MARKET FUND         IMONEYNET AVERAGE
                     ----------------      -----------------
 9/27/2004                 1.07%                  0.78%
10/25/2004                 1.31                   1.00
11/29/2004                 1.27                   0.97
12/27/2004                 1.45                   1.14
 1/24/2005                 1.42                   1.14
 2/28/2005                 1.52                   1.21
 3/28/2005                 1.66                   1.37
 4/25/2005                 2.28                   1.94
 5/23/2005                 2.47                   2.12
 6/27/2005                 2.11                   1.80
 7/25/2005                 2.00                   1.72
 8/29/2005                 2.12                   1.82
 9/26/2005                 2.25                   1.96

                      [END CHART]

                 DATA REPRESENT THE LAST MONDAY ON EACH MONTH. ENDING DATE 9/26/05.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------
             TOP 10 INDUSTRIES
             (% of Net Assets)
--------------------------------------------

Hospital                               23.1%
Education                              19.4%
General Obligation                     14.9%
Multifamily Housing                    11.4%
Electric Utilities                      8.9%
Nursing/CCRC                            6.9%
Community Service                       3.8%
Electric/Gas Utility                    3.1%
Municipal Finance                       3.0%
Real Estate Tax/Fee                     2.3%
--------------------------------------------

              PORTFOLIO MIX
                 9/30/05

       [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes            93.0%
Put Bonds                             13.1%
Fixed-Rate Instruments                 7.9%

                [END CHART]

                 PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL
                 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-30.

 . . . C O N T I N U E D
========================--------------------------------------------------------

       CUMULATIVE PERFORMANCE OF $10,000

       [CHART OF CUMULATIVE PERFORMANCE]

                                             USAA
                                       TAX EXEMPT MONEY
                                          MARKET FUND
                                       ----------------
09/30/95                                 $10,000.00
10/31/95                                  10,031.79
11/30/95                                  10,062.38
12/31/95                                  10,093.24
01/31/96                                  10,124.60
02/29/96                                  10,151.06
03/31/96                                  10,176.40
04/30/96                                  10,205.72
05/31/96                                  10,235.59
06/30/96                                  10,260.66
07/31/96                                  10,288.33
08/31/96                                  10,315.97
09/30/96                                  10,344.85
10/31/96                                  10,373.19
11/30/96                                  10,400.08
12/31/96                                  10,430.45
01/31/97                                  10,458.53
02/28/97                                  10,484.73
03/31/97                                  10,511.98
04/30/97                                  10,541.76
05/31/97                                  10,573.12
06/30/97                                  10,605.29
07/31/97                                  10,636.01
08/31/97                                  10,663.71
09/30/97                                  10,696.00
10/31/97                                  10,726.89
11/30/97                                  10,756.13
12/31/97                                  10,790.96
01/31/98                                  10,820.75
02/28/98                                  10,847.49
03/31/98                                  10,877.69
04/30/98                                  10,909.95
05/31/98                                  10,940.81
06/30/98                                  10,973.98
07/31/98                                  11,004.37
08/31/98                                  11,034.54
09/30/98                                  11,065.21
10/31/98                                  11,094.64
11/30/98                                  11,124.39
12/31/98                                  11,154.57
01/31/99                                  11,181.32
02/28/99                                  11,203.56
03/31/99                                  11,232.82
04/30/99                                  11,260.73
05/31/99                                  11,289.14
06/30/99                                  11,321.05
07/31/99                                  11,348.76
08/31/99                                  11,378.65
09/30/99                                  11,408.40
10/31/99                                  11,437.26
11/30/99                                  11,470.96
12/31/99                                  11,506.31
01/31/00                                  11,537.32
02/29/00                                  11,567.52
03/31/00                                  11,601.54
04/30/00                                  11,634.55
05/31/00                                  11,681.74
06/30/00                                  11,720.11
07/31/00                                  11,757.61
08/31/00                                  11,796.38
09/30/00                                  11,834.14
10/31/00                                  11,876.68
11/30/00                                  11,916.56
12/31/00                                  11,954.43
01/31/01                                  11,988.29
02/28/01                                  12,020.26
03/31/01                                  12,050.29
04/30/01                                  12,086.37
05/31/01                                  12,118.72
06/30/01                                  12,144.71
07/31/01                                  12,170.68
08/31/01                                  12,192.75
09/30/01                                  12,211.71
10/31/01                                  12,233.48
11/30/01                                  12,251.11
12/31/01                                  12,264.79
01/31/02                                  12,277.24
02/28/02                                  12,288.93
03/31/02                                  12,301.05
04/30/02                                  12,314.19
05/31/02                                  12,329.06
06/30/02                                  12,340.13
07/31/02                                  12,351.70
08/31/02                                  12,364.15
09/30/02                                  12,375.90
10/31/02                                  12,390.20
11/30/02                                  12,403.20
12/31/02                                  12,413.63
01/31/03                                  12,422.91
02/28/03                                  12,431.62
03/31/03                                  12,440.71
04/30/03                                  12,450.30
05/31/03                                  12,460.70
06/30/03                                  12,468.47
07/31/03                                  12,474.35
08/31/03                                  12,480.37
09/30/03                                  12,486.88
10/31/03                                  12,494.50
11/30/03                                  12,501.80
12/31/03                                  12,509.94
01/31/04                                  12,516.85
02/29/04                                  12,522.60
03/31/04                                  12,529.03
04/30/04                                  12,536.65
05/31/04                                  12,543.57
06/30/04                                  12,550.73
07/31/04                                  12,558.24
08/31/04                                  12,566.62
09/30/04                                  12,576.95
10/31/04                                  12,590.53
11/30/04                                  12,603.59
12/31/04                                  12,618.37
01/31/05                                  12,632.09
02/28/05                                  12,646.76
03/31/05                                  12,663.28
04/30/05                                  12,685.44
05/31/05                                  12,710.92
06/30/05                                  12,732.18
07/31/05                                  12,752.70
08/31/05                                  12,774.86
09/30/05                                  12,799.14

                      [END CHART]

                   DATA FROM 9/30/95 THROUGH 9/30/05.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

                 Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on their reinvested net investment income dividends and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities that meet the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies: ABN AMRO Bank N.V., Bank of America, N.A., DEPFA Bank plc, Dexia Credit Local, JPMorgan Chase Bank, N.A., Landesbank Baden-Wurttemberg, RBC Centura Bank, Societe Generale, State Street Bank & Trust Corp., U.S. Bank, N.A., or Wachovia Bank, N.A.

                 (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies: Fannie Mae, Freddie Mac, Minnesota GO, Montana Board of Investments Intercap Program, Monumental Life Insurance Co.,National Rural Utility Corp., or Texas Permanent School Fund.

                 (INS) Principal and interest payments are insured by one of the following companies: Assured Guaranty Corp., AMBAC Assurance Corp., N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 CP          Commercial Paper

                 EDC         Economic Development Corp.

                 GO          General Obligation

                 GOAA        General Obligation Aid Anticipation

                 IDA         Industrial Development Authority/Agency

                 IDB         Industrial Development Board

                 IDRB        Industrial Development Revenue Bond

                 ISD         Independent School District

                 MERLOT      Municipal Exempt Receipts - Liquidity Optional
                                Tender

                 MFH         Multifamily Housing

                 MLO         Municipal Lease Obligation

                 PCRB        Pollution Control Revenue Bond

                 PUTTER      Puttable Tax-Exempt Receipts

                 RB          Revenue Bond

                 TAN         Tax Anticipation Note

                 TRAN        Tax Revenue Anticipation Note

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (93.0%)

             ALABAMA (5.7%)
  $ 5,025    Alexander City Medical Facilities RB,
               Series 2003A (LOC - AmSouth Bank, N.A.)                  2.83%       10/01/2023    $    5,025
             Birmingham Medical Clinic Board RB,
    6,500      Series 1998 (LOC - Wachovia Bank, N.A.)                  2.80        10/01/2028         6,500
    6,130      Series 2002A (LOC - Columbus Bank &
               Trust Co.)                                               2.97         2/01/2012         6,130
    6,300    Greater Montgomery Educational Building
               Auth. RB, Series 2003A (LOC - AmSouth
               Bank, N.A.)                                              2.87         6/01/2023         6,300
    2,590    Huntsville Educational Building RB,
               (Oakwood College Project)
               (LOC - First Commercial Bank)                            2.95        12/01/2022         2,590
             Mobile Special Care Facilities Financing
               Auth. RB,
    2,250      Series 2001 (LOC - Wachovia Bank, N.A.)                  2.85         7/01/2021         2,250
    1,355      Series 2001 (LOC - Wachovia Bank, N.A.)                  2.85         6/01/2026         1,355
   13,335    Ridge Improvement District Bonds,
               Series 2000 (LOC - AmSouth Bank, N.A.)                   2.83        10/01/2025        13,335
   19,855    Southeast Gas District RB,
               Series 2003B (LIQ)(INS)                                  2.83         6/01/2023        19,855
    6,290    Sumiton Educational Building Auth. RB,
               (East Walker Education and Development
               Project) (LOC - First Commercial Bank)                   2.95         5/01/2032         6,290
             Taylor-Ryan Improvement District RB,
   18,310      Series 2004B (LOC - Columbus
               Bank & Trust Co.)                                        2.83         8/01/2034        18,310
    4,400      Series 2004C (LOC - Columbus
               Bank & Trust Co.)                                        2.83         8/01/2034         4,400
   14,500    Tuscaloosa Educational Building Auth. RB,
               Series 2002A (LOC - AmSouth Bank, N.A.)                  2.87        10/01/2023        14,500

             ALASKA (1.0%)
   16,995    Housing Finance Corp. RB, ABN AMRO
               MuniTops Certificates Trust,
               Series 2005-18 (LIQ)(INS)(a)                             2.78         6/01/2013        16,995
    2,070    Industrial Development and Export Auth. RB,
               Series 1988A, Lot 6 (LOC - Bank of
               America, N.A.)                                           3.24         7/01/2006         2,070

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
             ARIZONA (0.5%)
  $ 1,000    Maricopa County IDA IDRB, Series 1992                      2.98%        6/01/2007    $    1,000
    8,500    Verrado Western Overlay Community
               Facilities District GO,
               Series 2004 (LOC - Compass Bank)                         2.84         7/01/2029         8,500

             CALIFORNIA (1.0%)
    2,020    Kern Water Bank Auth. RB, Series 2003A
               (LOC - Wells Fargo Bank, N.A.)                           2.58         7/01/2028         2,020
   16,150    Long Beach Health Facility RB, Series 1991                 2.71        10/01/2016        16,150
      500    State Economic Recovery RB,
               Series 2004C-16 (LIQ)(INS)                               2.67         7/01/2023           500

             COLORADO (5.6%)
    9,690    Aspen Valley Hospital District RB,
               Series 2003 (LOC - Zions First National Bank)            2.79        10/15/2033         9,690
    2,500    Brighton Crossing Metropolitan District No. 4
               Bonds, Series 2004 (LOC - Compass Bank)                  2.90        12/01/2034         2,500
    2,650    Colorado Springs IDRB, Series 2002
               (LOC - Bank of America, N.A.)                            2.80         3/01/2017         2,650
    3,475    Colorado Springs RB, Series 2003                           2.75         6/01/2023         3,475
    5,900    Crystal Valley Metropolitan District
               No. 1 RB, Series 2004 (LOC - Wells
               Fargo Bank, N.A.)                                        2.76        10/01/2034         5,900
    5,270    Denver Urban Renewal Auth. RB, Series 2002
               (LOC - Zions First National Bank)                        2.86        12/01/2015         5,270
             Educational and Cultural Facilities Auth. RB,
    6,300      Series 1998 (LOC - JPMorgan
               Chase Bank, N.A.)                                        2.88         8/01/2013         6,300
    6,950      Series 2004 (LOC - Zions First
               National Bank)                                           2.92         6/01/2034         6,950
    3,300      Series 2004 (LOC - Western Corp.
               Federal Credit Union)                                    2.81         7/01/2034         3,300
    3,200      Series 2004 (LOC - Wells Fargo Bank, N.A.)               2.76         7/01/2034         3,200
    4,400      Series 2004 (LOC - Zions First National Bank)            2.79         9/01/2034         4,400
   10,000      Series 2005 (LOC - Western Corp.
               Federal Credit Union)                                    2.84         5/01/2030        10,000
    2,300      Series 2005 (LOC - Wells Fargo Bank, N.A.)               2.76         7/01/2030         2,300
    3,500      Series 2005 (LOC - Western Corp.
               Federal Credit Union)                                    2.85         9/01/2035         3,500

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
  $ 2,605    El Paso County Economic Development RB,
               Series 1996 (LOC - JPMorgan Chase
               Bank, N.A.)                                              2.93%       11/01/2021    $    2,605
             Health Facilities Auth. RB,
    1,240      Series 1995 (LOC - JPMorgan
               Chase Bank, N.A.)                                        2.93         9/01/2015         1,240
    1,535      Series 1998C (LOC - JPMorgan
               Chase Bank, N.A.)                                        2.83         1/01/2018         1,535
    1,700    Housing and Finance Auth. IDA RB,
               Series 2003 (LOC - U.S. Bank, N.A.)                      2.85         4/01/2009         1,700
             Postsecondary Educational Facilities Auth. RB,
    1,645      Series 1996 (LOC - Wells Fargo Bank, N.A.)               2.86         6/01/2011         1,645
    2,460      Series 1998 (LOC - JPMorgan
               Chase Bank, N.A.)                                        2.88         4/01/2013         2,460
    4,200    Southeast Public Improvement Metropolitan
               District GO, Series 2004
               (LOC - U.S. Bank, N.A.)                                  2.80        11/15/2034         4,200
   17,000    Southern Ute Indian Reservation RB,
               Series 2001(a,c)                                         2.83        11/01/2031        17,000
    2,500    Superior Metropolitan District No. 1
               Water and Sewer RB, Series 2002
               (LOC - BNP Paribas)                                      2.80        12/01/2027         2,500
    1,600    Water Valley Metropolitan District No. 2 GO,
               Series 2005 (LOC - Wells Fargo Bank, N.A.)               2.76        12/01/2024         1,600

             DISTRICT OF COLUMBIA (0.3%)
    5,545    RB, Series 2005A                                           2.80        10/01/2034         5,545

             FLORIDA (4.4%)
    1,740    Alachua County RB, Series 2004
               (LOC - Wachovia Bank, N.A.)                              2.85         6/01/2025         1,740
             Dade County IDA RB,
      745      Series 1985B (LOC - Societe Generale)                    2.75         1/01/2016           745
    1,600      Series 1985D (LOC - Societe Generale)                    2.75         1/01/2016         1,600
             Highlands County Health Facilities Auth. RB,
   39,000      Series 1996A (LIQ)(INS)                                  2.75        10/01/2026        39,000
    6,300      Series 2003C                                             2.77        11/15/2021         6,300
             Lee Memorial Health System Hospital RB,
   12,300      Series 1985D                                             2.79         4/01/2020        12,300
    2,100      Series 1995A                                             2.85         4/01/2025         2,100
    4,600      Series 1997B                                             2.85         4/01/2027         4,600

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
  $   525    Orange County Health Facilities Auth. RB,
               Series 1998 (LOC - Bank of America, N.A.)                2.80%       11/01/2028    $      525
    1,505    Orange County IDA RB, Series 1998
               (LOC - Wachovia Bank, N.A.)                              2.80        10/01/2018         1,505
    4,780    Orange County Sales Tax ABN AMRO
               MuniTops Certificates Trust RB,
               Series 2002-27 (LIQ)(INS)(a)                             2.76         1/01/2011         4,780
      200    Palm Beach County Housing Finance Auth.
               MFH RB, Series 1988C (LOC - ABN AMRO
               Bank N.V. & Wachovia Bank, N.A.)                         2.75        11/01/2025           200
    5,100    Port St. Lucie Utility RB,
               Series 2004A (LIQ)(INS)                                  2.79         9/01/2031         5,100
      115    Putnam County Development Auth. RB,
               Series 1984H-1 (NBGA)                                    3.00         3/15/2014           115
    2,610    Tallahassee Capital Bonds, Series 2004,
               PUTTER, Series 606 (LIQ)(INS)(a)                         2.79        10/01/2012         2,610

             GEORGIA (2.4%)
   18,370    Albany-Dougherty County Hospital Auth. RB,
               Series 1996 (LIQ)(INS)                                   2.75         9/01/2026        18,370
             Columbus Development Auth. RB,
    7,500      Series 2004 (LOC - Columbus
               Bank & Trust Co.)                                        2.82        12/01/2033         7,500
    4,250      Series 2005 (LOC - Columbus
               Bank & Trust Co.)                                        2.79         9/01/2030         4,250
    1,175      Series 2005A (LOC - Columbus
               Bank & Trust Co.)                                        2.79         9/01/2030         1,175
   10,420    Columbus Hospital Auth. Certificates RB,
               Series 2000A (LOC - Columbus Bank &
               Trust Co.)                                               2.79         1/01/2031        10,420
    1,300    Hapeville IDA RB, Series 1985
               (LOC - Bank of America, N.A.)                            2.82        11/01/2015         1,300
    1,660    Peachtree Development Auth. RB,
               Series 1988 (LOC - SunTrust Bank)                        2.83         7/01/2010         1,660

             ILLINOIS (5.1%)
    9,995    Chicago GO, Project & Refunding Bonds,
               Series 2004A, ABN AMRO MuniTops
               Certificates Trust, Series 2005-31 (LIQ)(INS)(a)         2.78         7/01/2012         9,995
    3,070    Chicago Heights RB, Series 2002A
               (LOC - JPMorgan Chase Bank, N.A.)                        2.93         3/01/2017         3,070

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
  $ 3,500    Cook County GO Capital Improvement
               Bonds, Series 2002C, MERLOT,
               Series 2003 B-11 (LIQ)(INS)(a)                           2.77%       11/15/2025    $    3,500
    3,000    Crestwood Village RB, Series 2004
               (LOC - Fifth Third Bank)                                 2.80        12/01/2023         3,000
    4,200    Development Finance Auth. PCRB,
               Series 1993                                              2.83         1/01/2016         4,200
             Development Finance Auth. RB,
    2,485      Series 1997 (LOC - National Bank of MI/IL)               2.82         5/01/2018         2,485
    1,655      Series 1998 (LOC - Northern Trust Co.)                   2.83         8/01/2022         1,655
    2,900      Series 2003 (Jewish Council for Youth
               Services Project) (LOC - Harris Trust &
               Savings Bank)                                            2.86         9/01/2028         2,900
    5,000      Series 2003 (LEARN Charter School Project)
               (LOC - Harris Trust & Savings Bank)                      2.86         9/01/2033         5,000
    7,700    Educational Facilities Auth. RB, Series 2001
               (Concordia Univ. River Project)
               (LOC - Harris Trust & Savings Bank)                      2.82        10/01/2031         7,700
    9,765    Hazel Crest Retirement RB, Series 1992A
               (LOC - Depfa Bank, plc)                                  2.80         2/01/2030         9,765
    9,350    Health Facilities Auth. RB,
               Series 2003B (Villa St. Benedict Project)
               (LOC - KBC Bank, N.V.)                                   2.83        11/15/2010         9,350
    5,375    Quincy, Adams County RB, Series 1997
               (LOC - Bank of America, N.A.)                            2.88         6/01/2022         5,375
    4,249    Springfield Airport Auth. RB, Series 1986                  3.09        10/15/2016         4,249
   12,255    St. Clair County Industrial Building RB,
               Series 1994 (NBGA)                                       2.75         8/20/2032        12,255
   12,100    Village of Hoffman Estates Tax Increment RB,
               Series 2005 (LOC - Northern Trust Co.)                   2.78         1/01/2010        12,100

             INDIANA (2.8%)
      676    Crawfordsville Economic Development RB,
               Series 1999B (LOC - Federal Home Loan
               Bank of Indianapolis)                                    2.85         1/01/2030           676
   10,250    Development Finance Auth. Educational
               Facilities RB, Series 2003
               (LOC - Key Bank, N.A.)                                   2.82         1/01/2023        10,250
    6,770    Educational Facilities Auth. RB, Series 2000A
               (LOC - Fifth Third Bank)                                 2.88        12/01/2029         6,770

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
  $ 9,995    Hammond Multi School Building Corp. RB (MLO),
               Series 2004, ABN AMRO MuniTops
               Certificates Trust, Series 2004-50 (LIQ)(INS)(a)         2.78%        1/15/2013    $    9,995
    1,300    Huntington Economic Development RB,
               Series 1990                                              3.18         6/26/2014         1,300
    5,690    Indiana Bond Bank RB, Series 2002B
               (LOC - Huntington National Bank)                         2.95         1/01/2025         5,690
    3,580    Indianapolis Economic Development RB,
               Series 1997 (LOC - National Bank of Midwest)             2.82         5/01/2018         3,580
    8,000    Lawrence Economic Development RB,
               Series 2002 (LOC - Fifth Third Bank)                     2.80        11/01/2030         8,000
    2,415    Seymour Economic Development RB,
               Series 2002 (LOC - National City Bank, KY)               2.87        10/01/2022         2,415
    4,200    Winona Lake Economic Development RB,
               Series 2002 (LOC - La Salle
               National Bank, N.A.)                                     2.85        12/01/2024         4,200

             IOWA (1.9%)
             Chillicothe PCRB,
    6,850      Series 1993                                              2.83         1/01/2023         6,850
    3,100      Series 1993A                                             2.83         5/01/2023         3,100
   12,750    Council Bluffs PCRB, Series 1995                           2.83         1/01/2025        12,750
    1,775    Finance Auth. Childrens Care Facilities RB,
               Series 2002B (LOC - Wells Fargo Bank, N.A.)              2.86         6/01/2017         1,775
             Finance Auth. RB,
    1,900      Series 1999 (LOC - Wells Fargo Bank, N.A.)               2.86         2/01/2019         1,900
    4,570      Series 1999 (LOC - Wells Fargo Bank, N.A.)               2.76         3/01/2019         4,570
    2,300    Finance Auth. Retirement Community RB,
               Series 2004 (Western Home Communities
               Project) (LOC - U.S. Bank, N.A.)                         2.80        11/01/2033         2,300
    2,600    Higher Education Loan Auth. RB, Series 1999
                (LOC - JPMorgan Chase Bank, N.A.)                       2.88         3/01/2029         2,600

             KANSAS (1.2%)
    9,300    Mission MFH RB, Series 1996 (NBGA)                         2.76         9/15/2026         9,300
    4,485    North Newton Health Care Facilities RB,
               Series 2003 (LOC - U.S. Bank, N.A.)                      2.85         1/01/2023         4,485
    7,780    Olathe MFH RB, Series 2003A (NBGA)                         2.78         1/01/2034         7,780

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
             KENTUCKY (3.8%)
  $ 2,305    Boone County Industrial Building RB,
               Series 2001 (LOC - JPMorgan
               Chase Bank, N.A.)                                        2.90%       11/01/2021    $    2,305
   39,925    Economic Development Finance Auth. RB,
               Series 1998 (LIQ)(INS)                                   2.93         8/01/2018        39,925
    2,000    Frankfort Economic Development RB,
               Series 1990                                              3.18         5/07/2014         2,000
             Hancock County Industrial Building RB,
    9,005      Series 1990 (LOC - SunTrust Bank)                        2.90         7/01/2010         9,005
    9,490      Series 1991 (LOC - SunTrust Bank)                        2.90         7/01/2011         9,490
    2,370    Lexington-Fayette Urban County
               Government RB, Series 2001
               (LOC - JPMorgan Chase Bank, N.A.)                        2.93         7/01/2021         2,370
             Mason County PCRB,
    5,200      Series 1984B-1 (NBGA)                                    3.00        10/15/2014         5,200
    1,650      Series 1984B-2 (NBGA)                                    3.00        10/15/2014         1,650

             LOUISIANA (2.8%)
             Ascension Parish PCRB,
    1,550      Series 1990                                              3.18         9/01/2010         1,550
      600      Series 1992                                              3.18         3/01/2011           600
             Public Facilities Auth. Equipment and
               Capital Facilities Pooled Loan Program RB,
    8,175      Series 2000 (LOC - Hibernia National Bank)               3.25         7/01/2027         8,175
    3,965      Series 2001A (LOC - Hibernia National Bank)              3.25         7/01/2022         3,965
    8,800      Series 2003A (LOC - Hibernia National Bank)              3.25         7/01/2028         8,800
    4,300    Public Facilities Auth. IDRB, Series 1996
               (LOC - Regions Bank)                                     2.83        12/01/2014         4,300
    1,100    Public Facilities Auth. PCRB, Series 1992                  3.18         8/01/2017         1,100
             Public Facilities Auth. RB,
   12,000      Series 1999 (LOC - Hibernia National Bank)               3.05         9/01/2028        12,000
    4,850      Series 2001 (LOC - Hibernia National Bank)               3.25         7/01/2023         4,850
    6,955      Series 2001B (LOC - Hibernia National Bank)              3.25         7/01/2023         6,955

             MARYLAND (4.1%)
    5,305    Anne Arundel County RB, Issue 1996
               (LOC - Manufacturers & Traders Trust Co.)                2.76         7/01/2021         5,305
    7,620    Baltimore County Auth. RB, Series 2001
               (LOC - Manufacturers & Traders Trust Co.)                2.80         1/01/2021         7,620
    1,000    Baltimore County IDA RB, Series 1994                       3.03         3/01/2014         1,000

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
  $ 5,045    Baltimore County RB, Issue 1996
               (LOC - Manufacturers & Traders Trust Co.)                2.76%       12/01/2021    $    5,045
   14,420    Health and Educational Facilities Auth. RB,
               Series 2003B (LOC - Manufacturers
               & Traders Trust Co.)                                     2.80         1/01/2033        14,420
   22,935    Montgomery County Auth. Golf Course System RB,
               Series 2002 (LOC - Manufacturers &
               Traders Trust Co.)                                       2.85        12/01/2027        22,935
   20,200    Montgomery County MFH RB,
               Series 1993, Issue I (NBGA)(a)                           2.80        11/01/2020        20,200

             MASSACHUSETTS (3.7%)
   10,000    Development Finance Agency RB,
               Series 2005A (LIQ)(INS)                                  2.83         7/01/2035        10,000
   10,000    Health and Educational Facilities Auth. RB,
               Series 2004D (LIQ)(INS)                                  2.81        11/15/2035        10,000
    8,900    Industrial Development Finance Agency RB,
               Series 1985 (LOC - Wachovia Bank, N.A.)                  2.62         4/01/2010         8,900
    3,138    Industrial Finance Agency Mortgage RB,
               Series 1992 (LOC - Sumitomo Mitsui
               Banking Corp.)                                           2.77         8/01/2026         3,138
   23,990    Revere Housing Auth. MFH RB, Series 1991C
               (LOC - Societe Generale)                                 2.80         9/01/2028        23,990
   13,500    State Development Finance Agency RB,
               Series 2004 (LOC - Banknorth, N.A.)                      2.83         3/01/2034        13,500

             MICHIGAN (2.5%)
      780    Birmingham Economic Development Corp. RB,
               Series 1983 (LOC - Standard Federal Bank)                2.95        12/01/2018           780
   33,145    Oakland County EDC Limited Obligation RB,
               Series 2004 (LOC - Fifth Third Bank)                     2.83         3/01/2029        33,145
   13,610    Strategic Fund Limited Obligation RB,
               Series 2002 (LOC - Allied Irish Banks plc)               2.83         5/01/2032        13,610

             MINNESOTA (1.2%)
    9,948    Burnsville Housing RB, Series A
               (LOC - Associated Bank, N.A.)                            3.00         1/01/2045         9,948
    3,500    Robbinsdale MFH RB, Series 2004C
               (LOC - La Salle National Bank, N.A.)                     2.80         4/01/2029         3,500
             St. Paul Housing and Redevelopment Auth. RB,
    5,900      Series 2001 (LOC - Wells Fargo Bank, N.A.)               2.60        10/01/2011         5,900
    3,000      Series 2001 (LOC - Allied Irish Banks plc)               2.76         2/01/2026         3,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON            FINAL
   AMOUNT    SECURITY                                                   RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------------
             MISSISSIPPI (0.1%)
  $ 1,425    Hospital Equipment and Facilities Auth. RB,
               Series 2000 (LOC - AmSouth Bank, N.A.)                   2.87%       7/01/2015     $    1,425

             MISSOURI (3.4%)
             Health and Educational Facilities Auth. RB,
    4,500      Series 1998B (LOC - Allied Irish Banks plc)              2.79        6/01/2023          4,500
    9,250      Series 2000 (LOC - Commerce Bank, N.A.)                  2.87        7/01/2025          9,250
    4,235      Series 2003 (LOC - Southwest
               Bank of St. Louis)                                       2.81        6/01/2023          4,235
   10,350      Series 2004A (LOC - Bank of America, N.A.)               2.82        7/01/2029         10,350
    6,600    Jackson County IDA Auth. RB, Series 2005
               (LOC - Commerce Bank, N.A.)                              2.87        7/01/2025          6,600
    9,295    Kansas City MFH RB, Series 1995 (NBGA)                     2.79        9/01/2025          9,295
             St. Charles County IDA RB,
    4,500      Series 1993 (NBGA)                                       2.75        2/01/2029          4,500
    8,600      Series 1994 (NBGA)                                       2.75        7/15/2032          8,600
    5,570      Series 1995 (NBGA)                                       2.75        9/01/2029          5,570

             NEBRASKA (0.1%)
    2,130    Sarpy County PCRB, Series 1995                             2.93        7/01/2013          2,130

             NEVADA (0.5%)
    6,245    Las Vegas Economic Development RB,
               Series 2005 (LOC - Nevada State Bank)                    2.80        4/01/2030          6,245
    2,726    Washoe County Economic Development RB,
               Series 2000 (LOC - Wells Fargo Bank, N.A.)               2.86        7/01/2025          2,726

             NEW HAMPSHIRE (1.1%)
    9,000    Business Finance Auth. RB, Series 2005A
               (LOC - Banknorth, N.A.)                                  2.81        5/01/2035          9,000
   11,360    Higher Educational and Health Facilities RB,
               Series 1996 (LOC - Lloyds TSB Bank plc)                  2.80        5/01/2026         11,360

             NEW JERSEY (0.9%)
   13,750    Camden County Improvement Auth. RB,
               Series 2004B (LOC - Commerce Bank, N.A.)                 2.85        8/01/2032         13,750
    3,520    Economic Development Auth. RB, Series 2003
               (Baptist Home Society) (LOC - Valley
               National Bank)                                           3.05        3/01/2031          3,520

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
             NEW MEXICO (0.8%)
  $14,265    Albuquerque Educational Facilities RB,
               Series 2002 (LOC - Bank of America, N.A.)                2.79%       10/15/2016    $   14,265

             NEW YORK (2.7%)
             Chautauqua County IDA RB,
      345      Series 2000A (LOC - PNC Bank, N.A.)                      2.80         8/01/2030           345
    1,000      Series 2001A (LOC - PNC Bank, N.A.)                      2.80        12/01/2031         1,000
    2,100    Dormitory Auth. RB, Series 1993 (Oxford Univ.
               Press) (LOC - Landesbank Hessen-Thuringen)               2.83         7/01/2023         2,100
      700    Dutchess County IDA RB, Series 2000A
               (LOC - Key Bank, N.A.)                                   2.72         7/01/2031           700
   20,000    Housing Finance Agency Service Contract RB,
               Series 2003A (LOC - West LB AG)                          2.74         3/15/2026        20,000
    1,200    Lancaster IDA RB, Series 2000
               (LOC - Manufacturers & Traders Trust Co.)                2.71        11/01/2032         1,200
    3,600    Long Island Power Auth. RB, Series 1A
               (LOC - Landesbank Baden-Wurttemberg)                     2.76         5/01/2033         3,600
             New York City GO,
    1,800      Series 1994A-4 (LOC - West LB AG)                        2.80         8/01/2023         1,800
   15,445      Series 2003 (LOC - Bayerische Landesbank)                2.74         8/01/2020        15,445
    2,900    Oneida County IDA RB, Series 2005
               (LOC - Manufacturers & Traders Trust Co.)                2.80         6/01/2030         2,900
      595    Triborough Bridge and Tunnel Auth. RB,
               Series 2002E, ABN AMRO MuniTops,
               Series 2002-31 (LIQ)(INS)(a)                             2.76        11/15/2010           595

             OHIO (4.4%)
    6,000    Clarke County IDA RB
               (LOC - Deutsche Bank, A.G.)                              3.03        12/01/2010         6,000
    1,925    Clermont County Economic Development RB,
               Series 2002 (LOC - Fifth Third Bank)                     2.85         8/01/2022         1,925
   30,000    Common Schools GO Improvement Bonds,
               Series 2004A                                             2.75         3/15/2025        30,000
    9,155    Crawford County Hospital Facilities RB,
               Series 2003 (LOC - Huntington National Bank)             2.90        10/01/2023         9,155
    2,650    Cuyahoga County IDRB (MLO), Series 2000
               (LOC - JPMorgan Chase Bank, N.A.)                        2.88        11/01/2019         2,650
   10,790    Franklin County Health Care Facilities RB,
               Series 2005 (LOC - Fifth Third Bank)                     2.85         3/01/2027        10,790

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
  $ 9,400    Higher Educational Facility RB,
               Series 2000A (LOC - Fifth Third Bank)                    2.83%        9/01/2020    $    9,400
    3,600    Hilliard IDRB, Series 2003 (LOC - U.S. Bank, N.A.)         2.85         8/01/2012         3,600
    2,800    Meigs County IDRB, Series 2003
               (LOC - U.S. Bank, N.A.)                                  2.85         8/01/2012         2,800
    2,405    Montgomery County Health Care Facilities RB,
               Series 2002 (LOC - JPMorgan Chase
               Bank, N.A.)                                              2.88         5/01/2022         2,405
    3,000    Warren County IDRB, Series 2003
               (LOC - U.S. Bank, N.A.)                                  2.85         8/01/2012         3,000

             OKLAHOMA (5.2%)
    8,400    Garfield County Industrial Auth. PCRB,
               Series 1995A                                             2.90         1/01/2025         8,400
             Muskogee Industrial Trust PCRB,
   32,400      Series 1995A(c)                                          2.95         1/01/2025        32,400
   48,400      Series 1997A(c)                                          2.89         6/01/2027        48,400
             Muskogee Industrial Trust RB,
    2,660      Series 1985 (Mall Ltd. D Project)
               (LOC - Bank of America, N.A.)                            2.94        12/01/2015         2,660
    2,200      Series 1985 (Warmack Project)
               (LOC - Bank of America, N.A.)                            2.94        12/01/2015         2,200
    3,000    State IDA RB, Series 1998
               (LOC - JPMorgan Chase Bank, N.A.)                        2.88         8/01/2018         3,000
    1,355    Tulsa Industrial Auth. RB, Series 1999
               (LOC - Wells Fargo Bank, N.A.)                           2.75         5/01/2019         1,355

             OREGON (1.3%)
   25,000    Port of Portland Public Grain Elevator RB,
               Series 1984 (LOC - Wachovia Bank, N.A.)                  2.92        12/01/2014        25,000

             PENNSYLVANIA (3.0%)
    2,850    Allegheny County IDA RB, Series 2002
               (LOC - PNC Bank, N.A.)                                   2.81         6/01/2022         2,850
    6,000    Allentown Redevelopment Auth. MFH RB,
               Series 1990 (LOC - Societe Generale)                     2.80         7/01/2020         6,000
      400    Chartiers Valley Industrial and Commercial
               Development Auth. RB, Series 1982                        3.25        11/15/2017           400
    9,700    Horizon Hospital System Auth. Senior
               Health and Housing Facilities RB,
               Series 2002 (LOC - Manufacturers &
               Traders Trust Co.)                                       2.80         1/01/2033         9,700

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
  $17,700    Philadelphia Hospitals and Higher Education RB,
               Series 2005A (LOC - Wachovia Bank, N.A.)                 2.78%        7/01/2027    $   17,700
   19,650    Schuylkill County IDA RB, Series 2001                      2.77         4/01/2021        19,650

             SOUTH CAROLINA (2.4%)
   10,500    Economic Development Auth. RB, Series 2002
               (LOC - Bank of America, N.A.)                            2.80         5/01/2032        10,500
    5,600    Greenville County Industrial RB, Series 1984
               (LOC - Wells Fargo Bank, N.A.)                           2.76         7/01/2014         5,600
             Jobs-Economic Development Auth. RB,
   14,000      Series 2003 (LOC - Bank of America, N.A.)                2.83         9/01/2033        14,000
   15,205      Series 2004C (LOC - National Bank of
               South Carolina)                                          2.82         5/15/2032        15,205

             SOUTH DAKOTA (1.2%)
             Health and Educational Facilities Auth. RB,
   17,570      Series 2000 (LIQ)(INS)                                   2.80         7/01/2025        17,570
    5,000      Series 2004B (LOC - U.S. Bank, N.A.)                     2.80        11/01/2034         5,000

             TENNESSEE (3.0%)
    7,000    Dayton IDB RB, Series 2001 (LOC - Regions Bank)            2.77         7/01/2036         7,000
             Jackson Health, Educational and Housing
               Facility Board RB,
    5,100      Series 2001 (LOC - AmSouth Bank, N.A.)                   2.87         9/01/2016         5,100
    5,315      Series 2003 (LOC - AmSouth Bank, N.A.)                   2.87         7/01/2024         5,315
    3,945    Knox County Health, Educational, and
               Housing Facilities Board RB, Series 2002
               (LOC - Bank of New York)                                 2.90         4/01/2027         3,945
    4,600    Nashville and Davidson County Health
               and Educational Facilities RB, Series 2000
               (LOC - AmSouth Bank, N.A.)                               2.87         8/01/2020         4,600
             Nashville and Davidson County IDB MFH RB,
    6,710      Series 1989 (LOC - Societe Generale)                     2.80         9/01/2019         6,710
    9,680      Series 1989 (LOC - Societe Generale)                     2.80        10/01/2019         9,680
             Nashville and Davidson County IDB RB,
    1,650      Series 1999 (LOC - AmSouth Bank, N.A.)                   2.92         7/01/2006         1,650
    2,705      Series 2002 (LOC - AmSouth Bank, N.A.)                   2.87         6/01/2022         2,705
    4,900    Shelby County Health, Educational, and
               Housing Facility RB, Series 2001
               (LOC - Allied Irish Banks plc)                           2.80         6/01/2026         4,900
             Williamson County IDB RB,
    2,500      Series 2000 (LOC - AmSouth Bank, N.A.)                   2.87         3/01/2020         2,500
    2,400      Series 2003 (LOC - SunTrust Bank)                        2.83         4/01/2023         2,400

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
             TEXAS (4.5%)
  $ 2,360    Bell County Health Facilities
               Development Corp. RB, Series 1998
               (LOC - JPMorgan Chase Bank, N.A.)                        2.83%        5/01/2023    $    2,360
    2,700    Cameron Education Corp. RB, Series 2001
               (LOC - JPMorgan Chase Bank, N.A.)                        2.88         6/01/2031         2,700
    5,435    Collin County Ltd. Tax GO, Series 2005,
               PUTTER, Series 765 (LIQ)(a)                              2.79         2/15/2013         5,435
    9,105    Crawford Education Facilities Corp. RB,
               Series 2004A (LOC - BNP Paribas)                         2.84         5/01/2035         9,105
    2,400    Harris County Health Facilities
               Development Corp. RB, Series 2005B                       2.81        12/01/2032         2,400
    5,400    Jewett Economic Development Corp. IDRB,
               Series 2002B                                             2.79         8/01/2009         5,400
    2,095    LCRA Transmission Contract RB, Series 2004,
               PUTTER, Series 623 (LIQ)(INS)(a)                         2.79        11/15/2009         2,095
    1,000    McAllen Health Facilities Development Corp. RB,
               Series 1984 (LOC - Bank of America, N.A.)                2.85        12/01/2024         1,000
    1,800    North Central IDA RB, Series 1983                          3.18        10/01/2013         1,800
   12,000    Pasadena ISD GO, Series 2005B (LIQ)(INS)                   2.76         2/01/2035        12,000
   13,600    Strategic Housing Finance Corp. RB,
               Series 2004 (LIQ)(LOC - Societe Generale)                2.90         1/01/2010        13,600
    8,620    Tarrant County Housing Finance Corp. MFH RB,
               Series 1985 (LOC - Compass Bank)                         2.83        12/01/2025         8,620
   10,000    Travis County Health Facilities RB,
               Series 2005C (LOC - La Salle
               National Bank, N.A.)                                     2.79        11/15/2035        10,000
    7,700    Trinity River IDA RB, Series 1997                          3.10         1/01/2013         7,700

             UTAH (0.2%)
    1,500    Box Elder County PCRB, Series 2002                         2.79         4/01/2028         1,500
    2,690    Jordanelle Special Service District Bonds,
               Series 2005 (LOC - Wells Fargo Bank, N.A.)               2.76         9/01/2025         2,690

             VERMONT (3.9%)
             Educational and Health Buildings
               Financing Agency RB,
    2,460      Series 2002A (LOC - Banknorth, N.A.)                     2.78         9/01/2031         2,460
   13,270      Series 2002A (North Country Hospital)
               (LOC - Banknorth, N.A.)                                  2.90        10/01/2032        13,270

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
  $ 5,250      Series 2004A (Brattleboro Memorial Hospital)
               (LOC - Banknorth, N.A.)                                  2.90%       10/01/2029    $    5,250
    4,315      Series 2004A (Mt. Ascutney Hospital)
               (LOC - Banknorth, N.A.)                                  2.90        10/01/2034         4,315
    4,055      Series 2004A (North Country Hospital)
               (LOC - Banknorth, N.A.)                                  2.90        10/01/2034         4,055
   11,530      Series 2004A (Northeastern Hospital)
               (LOC - Banknorth, N.A.)                                  2.90        10/01/2029        11,530
    6,800      Series 2004A (Stratton Mountain School
               and Ski Foundation) (LOC - Banknorth, N.A.)              2.90        10/01/2034         6,800
   10,350      Series 2005A (Northwestern Medical
               Center) (LOC - Banknorth, N.A.)                          2.81        10/01/2030        10,350
   15,430      Series 2005A (Porter Hospital)
               (LOC - Banknorth, N.A.)                                  2.81        10/01/2035        15,430

             VIRGINIA (0.6%)
      500    Fairfax County Economic Development
               Auth. RB, ABN AMRO MuniTops Certificates
               Trust, Series 2003-33 (LIQ)(INS)(a)                      2.76         4/01/2011           500
    7,610    Hampton Redevelopment and Housing Auth.
               MFH RB, Series 2005                                      2.79        10/01/2035         7,610
    1,500    Loudoun County IDA RB, Series 2003A                        2.82         2/15/2038         1,500
    1,700    Peninsula Ports Auth. Coal Terminal RB,
               Series 1987D (LOC - U.S. Bank, N.A.)                     2.78         7/01/2016         1,700

             WASHINGTON (0.8%)
    4,950    State GO, Series R-2003A, MERLOT,
               Series 2002 A65 (LIQ)(INS)(a)                            2.77         1/01/2014         4,950
   10,600    State Higher Education Facilities Auth. RB,
               Series 2001                                              2.85        10/01/2031        10,600

             WEST VIRGINIA (0.7%)
    2,775    Harrison County Commercial Development RB,
               Series 2004 (LOC - U.S. Bank, N.A.)                      2.85        12/01/2012         2,775
    8,630    Marshall County PCRB, Series 1994                          2.93         3/01/2026         8,630
    2,200    Ripley Commercial Development RB,
               Series 2004 (LOC - U.S. Bank, N.A.)                      2.85        12/01/2012         2,200

             WISCONSIN (2.2%)
             Health and Educational Facilities Auth. RB,
    1,035      Series 2001 (LOC - JPMorgan Chase
               Bank, N.A.)                                              2.88         5/01/2026         1,035

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
  $ 9,500      Series 2001B (LOC - Harris Trust &
               Savings Bank)                                            2.77%       11/01/2011    $    9,500
    3,250      Series 2003 (LOC - JPMorgan Chase & Co.)                 2.80         7/01/2028         3,250
    8,000    Milwaukee IDRB, Series 1995                                2.93         9/01/2015         8,000
             Milwaukee Redevelopment Auth. RB,
    3,000      Series 2002 (LOC - JPMorgan Chase
               Bank, N.A.)                                              2.80         5/01/2025         3,000
    9,400      Series 2005 (LOC - Wells Fargo Bank, N.A.)               2.71         9/01/2025         9,400
    7,250    Sheboygan PCRB, Series 1995                                2.93         9/01/2015         7,250
                                                                                                  ----------
             Total variable-rate demand notes (cost: $1,747,087)                                   1,747,087
                                                                                                  ----------
             PUT BONDS (13.1%)

             COLORADO (1.6%)
    7,000    Bachelor Gulch Metropolitan District GO,
               Series 2004 (LOC - Compass Bank)                         2.35        12/01/2023         7,000
    4,500    Castlewood GO, Series 2004
               (LOC - U.S. Bank, N.A.)                                  2.30        12/01/2034         4,500
    3,000    Central Platte Valley Metropolitan
               District GO, Series 2001B
               (LOC - U.S. Bank, N.A.)                                  2.30        12/01/2031         3,000
    1,000    Four Mile Ranch Metropolitan District No.
               1 GO, Series 2005 (LOC - Zions
               First National Bank)                                     2.80        12/01/2035         1,000
    4,510    Parker Automotive Metropolitan District
               GO, Series 2005 (LOC - U.S. Bank, N.A.)                  2.85        12/01/2034         4,510
    5,915    Triview Metropolitan District GO,
               Series 2003A (LOC - Compass Bank)                        2.10        11/01/2023         5,915
    3,385    Wildgrass Metropolitan District GO,
               Series 2004 (LOC - Compass Bank)                         2.40        12/01/2034         3,385

             FLORIDA (2.0%)
             Sarasota County Public Hospital CP,
   14,000      Series 1996A                                             2.72        10/01/2028        14,000
   14,800      Series 1996A                                             2.57        10/01/2028        14,800
    9,000      Series 1996A                                             2.55        10/01/2028         9,000

             ILLINOIS (2.9%)
             Health Facilities Auth. CP,
   20,000      Series 1988                                              2.68         8/15/2010        20,000
   35,000      Series 1992                                              2.55         1/01/2026        35,000

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
             INDIANA (0.6%)
             Ascension Health Facility Financing Auth. RB,
  $ 6,000      Series 2001A-1                                           2.74%       11/15/2036    $    6,000
    4,500      Series 2001A-2                                           2.72        11/15/2036         4,500

             MARYLAND (1.4%)
   26,900    Anne Arundel County Port Facilities RB,
               Series 1985                                              2.57         6/01/2013        26,900

             MINNESOTA (0.3%)
    5,104    Minneapolis Society of Fine Arts
               Revenue Notes, Series 2003                               2.60        10/14/2015         5,104

             MISSISSIPPI (0.5%)
   10,145    Claiborne County PCRB,
               Series 1985G-1 (NBGA)                                    2.50        12/01/2015        10,145

             MONTANA (1.5%)
             Board of Investments Municipal Finance
               Consolidation Act Bonds,
    9,690      Series 1997 (NBGA)                                       2.60         3/01/2017         9,690
   12,285      Series 1998 (NBGA)                                       2.60         3/01/2018        12,285
    5,700      Series 2003 (NBGA)                                       2.60         3/01/2028         5,700

             NEW YORK (1.7%)
   14,000    Environmental Quality 1986 GO,
               Series 1998G (LOC - West LB AG)                          2.95        11/30/2018        14,000
   18,650    Power Auth. Tender Notes                                   2.80         3/01/2020        18,650

             TEXAS (0.6%)
   11,300    Richardson ISD GO, Series 2000
               (LIQ)(NBGA)                                              2.75         8/15/2024        11,300
                                                                                                  ----------
             Total put bonds (cost: $246,384)                                                        246,384
                                                                                                  ----------
             FIXED-RATE INSTRUMENTS (7.9%)

             CALIFORNIA (0.2%)
    3,000    Los Angeles Wastewater System CP
               Revenue Notes                                            2.80         1/17/2006         3,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
             INDIANA (0.9%)
  $17,500    Elkhart Community Schools TAN                              3.50%       12/30/2005    $   17,549

             KANSAS (0.8%)
   15,523    Wyandotte County/Kansas City GO,
               Series 2005-II                                           2.50        11/01/2005        15,524

             MICHIGAN (0.6%)
   12,000    Municipal Bond Auth. RB, Series 2005A
               (LOC - JPMorgan Chase Bank, N.A.)                        3.75         3/21/2006        12,066

             MINNESOTA (0.9%)
    4,640    Brooklyn Center ISD No. 286 GOAA,
               Series 2005A (NBGA)                                      3.75         8/25/2006         4,677
    3,820    Elk River ISD No. 728 GOAA,
               Series 2005A (NBGA)                                      3.25         9/29/2006         3,827
    2,200    Glencoe-Silver Lake ISD No. 2859 GOAA,
               Series 2005A (NBGA)                                      3.75         8/28/2006         2,217
    1,300    Kimball ISD No. 739 GOAA,
               Series 2005 (NBGA)                                       4.00         9/29/2006         1,313
    2,500    Litchfield ISD No. 465 GOAA,
               Series 2005 (NBGA)                                       4.00         9/29/2006         2,524
    2,850    South St. Paul Special School District
               No. 6 GOAA, Series 2005B (NBGA)                          4.00         9/25/2006         2,877

             MISSOURI (0.5%)
    9,340    Development Finance Board RB,
               Series 2005A (LOC - U.S. Bank, N.A.)                     2.72        10/26/2005         9,340

             NEW YORK (0.7%)
    3,200    Rockland County Bond Anticipation Notes,
               Series 2005                                              3.25         2/23/2006         3,211
             Tobacco Settlement Financing Corp. RB,
    3,835      Series 2003A-1                                           4.00         6/01/2006         3,865
    6,000      Series 2003B-1                                           5.00         6/01/2006         6,089

             TEXAS (2.9%)
    5,000    Dallas Waterworks and Sewer Systems CP,
               Series 1999B                                             2.70        11/08/2005         5,000

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
  $ 5,000    Houston Combined Utility System CP,
               Series A                                                 2.65%       10/20/2005    $    5,000
   43,250    TRAN, Series 2005(b)                                       4.50         8/31/2006        43,833

             UTAH (0.4%)
    7,000    Weber County TRAN, Series 2005                             3.50        12/30/2005         7,011
                                                                                                  ----------
             Total fixed-rate instruments (cost: $148,923)                                           148,923
                                                                                                  ----------

             TOTAL INVESTMENTS (COST: $2,142,394)                                                 $2,142,394
                                                                                                  ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The cost of securities at September 30, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

                 The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Restricted security that is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                 (b) At September 30, 2005, the aggregate value of securities purchased on a delayed-delivery basis was $30,406,000.

                 (c) At September 30, 2005, portions of these securities were segregated to cover delayed-delivery purchases.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

ASSETS
   Investments in securities (valued at amortized cost)                        $2,142,394
   Cash                                                                                33
   Receivables:
      Capital shares sold                                                           6,895
      Interest                                                                      6,735
                                                                               ----------
         Total assets                                                           2,156,057
                                                                               ----------
LIABILITIES
   Payables:
      Securities purchased                                                        271,572
      Capital shares redeemed                                                       4,258
      Dividends on capital shares                                                     122
   Accrued management fees                                                            433
   Other accrued expenses and payables                                                 62
                                                                               ----------
         Total liabilities                                                        276,447
                                                                               ----------
            Net assets applicable to capital shares outstanding                $1,879,610
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $1,879,610
                                                                               ==========
   Capital shares outstanding                                                   1,879,610
                                                                               ==========
   Authorized shares of $.01 par value                                          3,235,000
                                                                               ==========
   Net asset value, redemption price, and offering price per share             $     1.00
                                                                               ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                        $24,197
                                                          -------
EXPENSES
   Management fees                                          2,641
   Administration and servicing fees                          943
   Transfer agent's fees                                      440
   Custody and accounting fees                                178
   Postage                                                     47
   Shareholder reporting fees                                  25
   Directors' fees                                              4
   Registration fees                                           29
   Professional fees                                           40
   Other                                                       34
                                                          -------
      Total expenses                                        4,381
   Expenses paid indirectly                                   (24)
                                                          -------
      Net expenses                                          4,357
                                                          -------
NET INVESTMENT INCOME                                     $19,840
                                                          =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2005

                                                              9/30/2005         3/31/2005
                                                             ----------------------------
FROM OPERATIONS
   Net investment income                                     $   19,840       $    19,790
                                                             ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (19,840)          (19,795)
                                                             ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    728,303         1,482,294
   Dividend reinvestments                                        19,115            18,986
   Cost of shares redeemed                                     (754,718)       (1,472,731)
                                                             ----------------------------
      Increase (decrease) in net assets from
         capital share transactions                              (7,300)           28,549
                                                             ----------------------------
   Net increase (decrease) in net assets                         (7,300)           28,544

NET ASSETS
   Beginning of period                                        1,886,910         1,858,366
                                                             ----------------------------
   End of period                                             $1,879,610       $ 1,886,910
                                                             ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                  728,303         1,482,294
   Shares issued for dividends reinvested                        19,115            18,986
   Shares redeemed                                             (754,718)       (1,472,731)
                                                             ----------------------------
      Increase (decrease) in shares outstanding                  (7,300)           28,549
                                                             ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the
                 Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

              2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of September 30, 2005, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $30,524,000, of which none were when-issued securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended September 30, 2005, these custodian and other bank credits reduced the Fund's expenses by $24,000.

           F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

              these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2005, the Fund paid CAPCO facility fees of $3,000, which represents 6.1% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2005.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2006, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets. For the six-month period ended September 30, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $2,641,000.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $943,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

              period ended September 30, 2005, the Fund reimbursed the Manager $20,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $440,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(6) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                       PERIOD ENDED
                                       SEPTEMBER 30,                                YEAR ENDED MARCH 31,
                                      ------------------------------------------------------------------------------------------
                                            2005            2005            2004            2003            2002            2001
                                      ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period                $     1.00      $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                      ------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                     .01             .01             .01             .01             .02             .04
   Net realized and unrealized gain            -               -             .00(c)            -               -               -
                                      ------------------------------------------------------------------------------------------
Total from investment operations             .01             .01             .01             .01             .02             .04
                                      ------------------------------------------------------------------------------------------
Less distributions:
   From net investment income               (.01)           (.01)           (.01)           (.01)           (.02)           (.04)
                                      ------------------------------------------------------------------------------------------
Net asset value at end of period      $     1.00      $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                      ==========================================================================================
Total return (%)*                           1.06            1.07             .71            1.14            2.08            3.88
Net assets at end of period (000)     $1,879,610      $1,886,910      $1,858,366      $1,989,187      $1,925,867      $1,940,153
Ratio of expenses to average
   net assets (%)**(b)                       .46(a)          .47             .47             .47             .45             .38
Ratio of net investment income to
   average net assets (%)**                 2.10(a)         1.07             .71            1.13            2.06            3.80

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2005, average net assets were
    $1,881,003,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Represents less than $0.01 per share.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2005, through September 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

42

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                             BEGINNING           ENDING             DURING PERIOD*
                                           ACCOUNT VALUE     ACCOUNT VALUE         APRIL 1, 2005 -
                                           APRIL 1, 2005    SEPTEMBER 30, 2005    SEPTEMBER 30, 2005
                                           ---------------------------------------------------------
Actual                                       $1,000.00           $1,010.60               $2.33
Hypothetical
  (5% return before expenses)                 1,000.00            1,022.75                2.34

         *Expenses are equal to the Fund's annualized expense ratio of 0.46, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.06% for the six-month period of April 1, 2005, through September 30, 2005.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         At a meeting of the Board of Directors held on April 27-28, 2005, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that

44

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain types of information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement.
         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail tax-exempt money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services -- was below the median of its expense group and expense universe. The data indicated that the Fund's total expense

46

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         ratio was below the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional tax-exempt money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2004. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2004.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fees are slightly higher than the asset-weighted average of funds at all asset levels in its peer group but that the Fund's actual management fee is below the median of its peer group and expense universe. The Board also took into account management's discussion of the relatively small universe of funds that currently have breakpoints in their advisory fee. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

48

 N O T E S
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

               DIRECTORS     Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

          ADMINISTRATOR,     USAA Investment Management Company
     INVESTMENT ADVISER,     P.O. Box 659453
            UNDERWRITER,     San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT     USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

           CUSTODIAN AND     State Street Bank & Trust Company
        ACCOUNTING AGENT     P.O. Box 1713
                             Boston, Massachusetts 02105

             INDEPENDENT     Ernst & Young LLP
       REGISTERED PUBLIC     100 West Houston St., Suite 1800
         ACCOUNTING FIRM     San Antonio, Texas 78205

               TELEPHONE     Call toll free - Central time
        ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL     (800) 531-8181
       INFORMATION ABOUT     For account servicing, exchanges,
            MUTUAL FUNDS     or redemptions (800) 531-8448

         RECORDED MUTUAL     24-hour service (from any phone)
       FUND PRICE QUOTES     (800) 531-8066

             MUTUAL FUND     (from touch-tone phones only)
          USAA TOUCHLINE     For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

         INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

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      [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
           USAA               ----------------------------------
                                  INSURANCE o MEMBER SERVICES

39598-1105                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    NOVEMBER 22, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    NOVEMBER 28, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    NOVEMBER 22, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.